Significant Accounting Policies - Additional Information (Detail)			12 Months Ended			26 Months Ended	36 Months Ended
	Nov. 15, 2019 USD ($) $ / shares shares	Nov. 23, 2016	Mar. 31, 2021 USD ($) Segment $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Jan. 11, 2019 $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun			3.10%				3.10%
Percentage of shares having voting rights owned by Sun			50.00%				50.00%
Marketable securities previously impaired owned or sold			$ 0	$ 0	$ 0
Unrecognized tax benefits			$ 26,921,000	25,258,000	$ 28,188,000		$ 26,921,000	$ 16,810,000
Lease agreements for an additional period			49 years
Lease agreements total period			98 years				98 years
Number of operating segments | Segment			1
Goodwill impairment			$ 0	0
Long-lived assets impairment loss			$ 0	$ 0
Treasury stock, shares repurchased | shares	280,719		332,033	280,719	888,719	2,493,378
Treasury stock, average price per share | $ / shares	$ 91.00		$ 75.23			$ 100.28
Treasury stock, aggregate purchase price			$ 746,472,000	$ 721,494,000			$ 746,472,000
Shares repurchase program expiration date	Dec. 16, 2019	Jan. 11, 2019
Treasury shares reissued | shares							0
Royalty-bearing grants earned			548,970,000	644,769,000	$ 669,893,000
Advertising expenses			5,681,000	4,902,000	6,527,000
Shipping and handling costs			252,314,000	245,044,000	224,169,000
Amounts outstanding under borrowing arrangements			$ 0	0			$ 0
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers			two
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable			41.60%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable			22.60%
Royalty [Member]
Significant Accounting Policies [Line Items]
Royalty-bearing grants earned			$ 0	0	0
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs			13,202,000	11,954,000	13,187,000
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized software cost			$ 17,332,000	13,912,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Tax benefit percentage			50.00%
Lease period			2018
Acquired intangible assets weighted-average useful life			5 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period			2060
Acquired intangible assets weighted-average useful life			20 years
Weighted average amortization period			20 years
Treasury stock, aggregate purchase price	$ 225,000,000
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			10 years
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives			5 years
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted			true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Apr. 01, 2020				Apr. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect			true				true
ASU 2016-01 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted			true				true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect			true				true
ASU 2017-04 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted			true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Apr. 01, 2020				Apr. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect			true				true
USD [Member]
Significant Accounting Policies [Line Items]
Percentage of assets and liabilities denominated transactions			90.00%
U.S. [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue			75.00%
Royalty-bearing grants earned			$ 383,829,000	$ 495,673,000	$ 537,111,000
Canada [Member]
Significant Accounting Policies [Line Items]
Percentage of units produced in production plant			80.00%